Related Party Transactions Related Party (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Oct. 12, 2018
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				10.90%
Revenue from Related Parties	$ 14,895	$ 57,601
Vessel revenue-related party	14,895	57,601
Voyage expense- related party	4,800	1,435
General and administrative expenses-related party	2,316	4,112
Gain (Loss) on Investments	29,217	(102,324)
Loss / write-down on assets held for sale-related party	1,454	$ 398
Due from related parties	4,081		$ 14,877
Due to related parties	603		4,979
Equity Method Investments	$ 47,521		24,116
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	11	33
Revenue from Related Parties	$ 10,327	$ 21,879
Vessel revenue-related party	10,327	$ 21,879
Due from related parties	$ 2,060		7,355
Ultramax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	5	53
Revenue from Related Parties	$ 4,568	$ 35,722
Vessel revenue-related party	4,568	35,722
Due from related parties	$ 1,963		7,522
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	4
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expense- related party	$ 2,310	410
General and administrative expenses-related party	64	21
Loss / write-down on assets held for sale-related party	(4,563)	(195)
Due to related parties	207		281
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
General and administrative expenses-related party	3	14
Loss / write-down on assets held for sale-related party	1,344	(203)
Due from related parties	58		0
Due to related parties	0		96
Port Agent [Member]
Related Party Transaction [Line Items]
Due to related parties	0		1,014
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	1,532	2,932
Loss / write-down on assets held for sale-related party	1,765	0
Due to related parties	354		373
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				10.90%
Gain (Loss) on Investments	23,836	(102,324)
Equity Method Investments	47,521		24,116
Bunker Supplier
Related Party Transaction [Line Items]
Voyage expense- related party	2,490	$ 1,025
Due to related parties	0		1,020
SCM/SSM Asets Held For Sale Adjustment
Related Party Transaction [Line Items]
Due to related parties	$ 42		$ 2
Minimum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	24
Maximum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	27